Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
1
Shares Security Description Value
Common Stock - 97.3%
Communication Services - 0.7%
12,495 Magnite, Inc.
(a)
$ 173,056
Consumer Discretionary - 13.7%
2,995 Boot Barn Holdings, Inc.
(a)
501,004
590 Duolingo, Inc.
(a)
166,392
2,490 Five Below, Inc.
(a)
219,991
1,315 Installed Building Products, Inc. 323,845
2,165 Meritage Homes Corp. 443,977
2,615 Modine Manufacturing Co.
(a)
347,246
3,265 Ollie's Bargain Outlet Holdings,
Inc.
(a)
317,358
4,085 Planet Fitness, Inc., Class A
(a)
331,784
8,085 Revolve Group, Inc.
(a)
200,346
580 RH
(a)
193,969
4,525 Smith Douglas Homes Corp.
(a)
170,954
6,775 Sweetgreen, Inc., Class A
(a)
240,174
3,457,040
Consumer Staples - 1.7%
3,220 Freshpet, Inc.
(a)
440,399
Financials - 6.0%
800 Evercore, Inc., Class A 202,672
5,420 LendingTree, Inc.
(a)
314,523
3,895 NBT Bancorp, Inc. 172,276
5,070 Skyward Specialty Insurance
Group, Inc.
(a)
206,501
7,710 The Bancorp, Inc.
(a)
412,485
2,305 Western Alliance Bancorp. 199,359
1,507,816
Health-Care - 24.8%
17,725 ADMA Biologics, Inc.
(a)
354,323
1,285 ANI Pharmaceuticals, Inc.
(a)
76,663
5,820 BioLife Solutions, Inc.
(a)
145,733
24,230 BrightSpring Health Services, Inc.
(a)
355,696
13,570 Castle Biosciences, Inc.
(a)
387,016
10,285 Corcept Therapeutics, Inc.
(a)
475,990
6,920 Crinetics Pharmaceuticals, Inc.
(a)
353,612
1,505 Dyne Therapeutics, Inc.
(a)
54,060
3,155 GeneDx Holdings Corp.
(a)
133,898
1,315 Glaukos Corp.
(a)
171,318
1,585 Inspire Medical Systems, Inc.
(a)
334,514
3,375 Intra-Cellular Therapies, Inc.
(a)
246,949
2,835 Lantheus Holdings, Inc.
(a)
311,141
1,630 Ligand Pharmaceuticals, Inc.
(a)
163,147
740 Merit Medical Systems, Inc.
(a)
73,134
9,190 PACS Group, Inc.
(a)
367,324
6,715 PROCEPT BioRobotics Corp.
(a)
538,006
3,610 RadNet, Inc.
(a)
250,498
4,460 RxSight, Inc.
(a)
220,458
Shares Security Description Value
Health-Care - 24.8% (continued)
7,135 Tandem Diabetes Care, Inc.
(a)
$ 302,595
3,505 Tarsus Pharmaceuticals, Inc.
(a)
115,280
1,735 TransMedics Group, Inc.
(a)
272,395
2,390 Vaxcyte, Inc.
(a)
273,105
2,995 Vericel Corp.
(a)
126,539
2,685 Viking Therapeutics, Inc.
(a)
169,987
6,273,381
Industrials - 24.6%
565 AeroVironment, Inc.
(a)
113,282
12,005 American Superconductor Corp.
(a)
283,318
345 Applied Industrial Technologies,
Inc. 76,980
1,920 Clean Harbors, Inc.
(a)
464,083
710 Comfort Systems USA, Inc. 277,149
7,120 Construction Partners, Inc.,
Class A
(a)
496,976
1,530 Dycom Industries, Inc.
(a)
301,563
5,320 Enerpac Tool Group Corp. 222,855
5,965 Federal Signal Corp. 557,489
5,340 Fluor Corp.
(a)
254,771
2,535 FTAI Aviation, Ltd. 336,902
2,130 Kirby Corp.
(a)
260,776
2,735 Knight-Swift Transportation
Holdings, Inc. 147,553
8,375 Kornit Digital, Ltd.
(a)
216,368
12,175 Kratos Defense & Security
Solutions, Inc.
(a)
283,678
3,095 Loar Holdings, Inc.
(a)
230,856
2,840 MasTec, Inc.
(a)
349,604
395 Saia, Inc.
(a)
172,718
2,540 SPX Technologies, Inc.
(a)
405,028
360 Sterling Infrastructure, Inc.
(a)
52,207
2,400 Tecnoglass, Inc. 164,784
4,960 UL Solutions, Inc., Class A 244,528
3,740 VSE Corp. 309,410
6,222,878
Information Technology - 22.4%
985 Agilysys, Inc.
(a)
107,336
9,945 Alkami Technology, Inc.
(a)
313,665
3,765 Astera Labs, Inc.
(a)
197,248
10,535 AvePoint, Inc.
(a)
123,997
2,645 Coherent Corp.
(a)
235,167
2,920 CommVault Systems, Inc.
(a)
449,242
17,200 Extreme Networks, Inc.
(a)
258,516
2,405 Guidewire Software, Inc.
(a)
439,971
17,430 Harmonic, Inc.
(a)
253,955
2,110 Impinj, Inc.
(a)
456,857
1,185 Itron, Inc.
(a)
126,570
12,085 Klaviyo, Inc., Class A
(a)
427,567

Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
2
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2024.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized
as Level 2 in the hierarchy. Municipal securities, long-term U.S.
government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE
FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED BY THE FUND.
Shares Security Description Value
Information Technology - 22.4% (continued)
905 Onto Innovation, Inc.
(a)
$ 187,842
5,930 PAR Technology Corp.
(a)
308,834
6,410 Q2 Holdings, Inc.
(a)
511,326
6,745 Semtech Corp.
(a)
307,977
1,290 SiTime Corp.
(a)
221,248
2,280 Varonis Systems, Inc.
(a)
128,820
20,570 Zeta Global Holdings Corp., Class
A
(a)
613,603
5,669,741
Materials - 3.4%
3,340 Carpenter Technology Corp. 532,997
3,665 Knife River Corp.
(a)
327,615
860,612
Total Common Stock (Cost $20,097,621) 24,604,923
Shares Security Description Value
Money Market Fund - 2.9%
742,158 First American Treasury
Obligations Fund,
Class X, 4.79%
(b)
(Cost $742,158) 742,158
Investments, at value - 100.2% (Cost
$20,839,779) $ 25,347,081
Other Assets & Liabilities, Net - (0.2)% (51,729)
Net Assets - 100.0% $ 25,295,352
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current
market conditions. Rate was the quoted yield as of
September 30, 2024.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 25,347,081
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 25,347,081